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                              MFS CASH RESERVE FUND
                              MFS TOTAL RETURN FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MFS GROWTH OPPORTUNITIES FUND
                            MFS EMERGING GROWTH FUND
                             MFS CAPITAL GROWTH FUND
                          MFS INTERMEDIATE INCOME FUND
                        MFS GOLD & NATURAL RESOURCES FUND
                            MFS MANAGED SECTORS FUND
                                 MFS VALUE FUND
                               MFS UTILITIES FUND
                              MFS WORLD EQUITY FUND
                           MFS WORLD TOTAL RETURN FUND
                                  MFS BOND FUND
                            MFS LIMITED MATURITY FUND
                          MFS GOVERNMENT MORTGAGE FUND
                      MFS GOVERNMENT LIMITED MATURITY FUND
                         MFS GOVERNMENT SECURITIES FUND
                              MFS HIGH INCOME FUND
                            MFS STRATEGIC INCOME FUND
                           MFS WORLD GOVERNMENTS FUND
                              MFS WORLD GROWTH FUND
                                  MFS OTC FUND
                         MFS MUNICIPAL HIGH INCOME FUND
                        MFS GOVERNMENT MONEY MARKET FUND
                          MASSACHUSETTS INVESTORS TRUST
                         MFS ALABAMA MUNICIPAL BOND FUND
                        MFS ARKANSAS MUNICIPAL BOND FUND
                       MFS CALIFORNIA MUNICIPAL BOND FUND
                         MFS FLORIDA MUNICIPAL BOND FUND
                         MFS GEORGIA MUNICIPAL BOND FUND
                        MFS LOUISIANA MUNICIPAL BOND FUND
                        MFS MARYLAND MUNICIPAL BOND FUND
                      MFS MASSACHUSETTS MUNICIPAL BOND FUND
                       MFS MISSISSIPPI MUNICIPAL BOND FUND
                        MFS NEW YORK MUNICIPAL BOND FUND
                     MFS NORTH CAROLINA MUNICIPAL BOND FUND
                      MFS PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS SOUTH CAROLINA MUNICIPAL BOND FUND
                        MFS TENNESSEE MUNICIPAL BOND FUND
                          MFS TEXAS MUNICIPAL BOND FUND
                        MFS VIRGINIA MUNICIPAL BOND FUND
                       MFS WASHINGTON MUNICIPAL BOND FUND
                      MFS WEST VIRGINIA MUNICIPAL BOND FUND
                       MFS MUNICIPAL LIMITED MATURITY FUND
                             MFS MUNICIPAL BOND FUND
                            MFS MUNICIPAL INCOME FUND
                                MFS RESEARCH FUND
                         MFS WORLD ASSET ALLOCATION FUND
                              MFS MONEY MARKET FUND

                      Supplement to the Current Prospectus

         The following information supplements the disclosure found under the caption "Information Concerning Shares of the Fund - Purchases" in the
Prospectus:

         MFS Fund Distributors, Inc. ("MFD"), the distributor of each of the above-named funds (the "Funds"), has entered into a five-year exclusive marketing agreement with IBAA Financial Services Corporation ("IBFS"), pursuant to which MFD has paid IBFS, as compensation for IBFS' selection of the Funds for its exclusive marketing program, the use of the IBFS name and logo, and the marketing and distribution of the Funds, two initial payments for the first two years of such agreement (I.E. 1993 and 1994) to be used by IBFS for marketing, administrative, legal, registration and other general expenses. Thereafter, as additional compensation for IBFS' marketing and distribution of the Funds, MFD has agreed to pay IBFS an annual amount (subject to a minimum) based upon the value of shares of the Funds for which IBFS acts as broker-dealer of record plus the value of shares of the Funds sold by IBFS during such year.

                  The date of this Supplement is July 18, 1995